Shareholders' Equity (Schedule of Activity) (Details) - $ / shares shares in Thousands	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016
Restricted stock and performance share units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, outstanding	9,077	8,259
Weighted-average grant-date fair value per share, outstanding	$ 68.61	$ 72.23
Shares, granted	4,102
Weighted-average grant-date fair value per share, granted	$ 64.09
Shares, vested/exercised	(2,073)
Weighted-average grant-date fair value per share, vested/exercised	$ 71.99
Shares, forfeited or expired	(1,211)
Weighted-average grant-date fair value per share, forfeited or expired	$ 71.58
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, outstanding	24,276	17,591
Weighted-average grant-date fair value per share, outstanding	$ 65.52	$ 65.67
Shares, granted	12,696
Weighted-average grant-date fair value per share, granted	$ 63.71
Shares, vested/exercised	(4,332)
Weighted-average grant-date fair value per share, vested/exercised	$ 60.54
Shares, forfeited or expired	(1,679)
Weighted-average grant-date fair value per share, forfeited or expired	$ 65.95